Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit	₩ 2,038,165	₩ 1,932,386	₩ 2,909,311
Adjustments for:
Depreciation	3,029,868	2,911,048	2,887,646
Amortization	431,247	356,581	409,774
Finance income	(855,382)	(737,745)	(1,376,324)
Finance costs	1,197,705	1,168,225	1,440,282
Income tax expense	1,088,369	1,683,630	1,185,740
Gain on disposal of property, plant and equipment	(49,367)	(53,139)	(32,145)
Loss on disposal of property, plant and equipment	120,227	117,614	151,343
Impairment losses on property, plant and equipment	442,700	1,004,704	117,231
Gain on disposal of intangible assets	(1,896)	(117,139)	(22,391)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(27,836)	(45,241)	(81,794)
Loss on disposal of investments in subsidiaries, associates and joint ventures	6,539	5,226	19,985
Share of profit of equity-accounted investees	(273,741)	(112,635)	(10,540)
Expenses related to post-employment benefits	240,425	216,489	199,926
Increase to provisions	76,538	240,146	215,383
Impairment loss on trade and other receivables	52,218	137,873	271,871
Loss on valuation of inventories	96,201	141,799	78,560
Impairment losses on goodwill and intangible assets	191,021	337,519	167,995
Gain on disposal of assets held for sale	(37,461)	(27,171)	(1,180)
Impairment losses on assets held for sale	38,328	50,829
Others, net	894	77,945	(10,093)
Adjustments to reconcile profit (loss) other than changes in working capital	5,766,597	7,356,558	5,611,269
Changes in operating assets and liabilities	(114,045)	(2,105,726)	(1,841,633)
Interest received	320,336	352,337	244,980
Interest paid	(760,175)	(750,410)	(735,735)
Dividends received	266,774	224,410	225,514
Income taxes paid	(1,512,997)	(1,139,830)	(806,396)
Net cash provided by operating activities	6,004,655	5,869,725	5,607,310
Cash flows from investing activities
Acquisitions of short-term financial instruments	(36,063,406)	(32,173,134)	(20,843,530)
Proceeds from disposal of short-term financial instruments	35,415,822	31,105,544	19,146,634
Increase in loans	(450,638)	(627,783)	(1,055,895)
Collection of loans	398,838	941,962	667,045
Acquisitions of securities	(296,827)	(321,916)
Proceeds from disposal of securities	62,492	221,646
Acquisitions of available-for-sale investments			(66,278)
Proceeds from disposal of available-for-sale investments			1,006,856
Acquisitions of investments in associates and joint ventures	(160,404)	(47,355)	(60,277)
Proceeds from disposal of investments in associates and joint ventures	16,458	88,852	74,881
Acquisitions of property, plant and equipment	(2,519,219)	(2,135,550)	(2,287,580)
Proceeds from disposal of property, plant and equipment	51,800	90,412	39,183
Acquisitions of investment property	(19,344)	(44,106)	(69,169)
Proceeds from disposal of investment property	12,057	70,817	5,771
Acquisitions of intangible assets	(299,587)	(447,616)	(343,423)
Proceeds from disposal of intangible assets	24,161	77,654	28,502
Proceeds from disposal of assets held for sale	67,246	93,338	203,958
Increase in cash from (payment for) acquisition of business, net of cash acquired	(37,345)		(174,165)
Cash received (decrease in cash) from disposal of business, net of cash transferred	45,360	447,917	(75,540)
Collection of lease receivables	56,889
Others, net	12,788	11,348	(14,847)
Net cash used in investing activities	(3,682,859)	(2,647,970)	(3,817,874)
Cash flows from financing activities
Proceeds from borrowings	5,646,977	2,762,446	1,725,983
Repayment of borrowings	(3,746,845)	(3,136,308)	(3,136,016)
Proceeds from (repayment of) short-term borrowings, net	(2,194,727)	(854,554)	558,083
Payment of cash dividends	(946,218)	(723,934)	(863,450)
Repayment of hybrid bonds		(1,160,000)
Payment of interest of hybrid bonds	(16,494)	(46,166)	(67,783)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	29,475	5,808	266,219
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(123,304)	(3,823)	(26,288)
Repayment of lease liabilities	(167,427)	(30,481)	(10,536)
Others, net	6,384	(8,036)	(11,740)
Net cash used in financing activities	(1,512,179)	(3,195,048)	(1,565,528)
Effect of exchange rate fluctuation on cash held	61,764	4,628	(58,997)
Net increase in cash and cash equivalents	871,381	31,335	164,911
Cash and cash equivalents at beginning of the period	2,643,865	2,612,530	2,447,619
Cash and cash equivalents at end of the period	₩ 3,515,246	₩ 2,643,865	₩ 2,612,530